Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs and Secured Borrowings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,930,115	$ 1,787,632
Liabilities	[2]	(1,729,618)	(1,593,741)
Noncontrolling interests		$ (916)	(893)
Securitizations and Variable Interest Entities Textual [Abstract]
Floating-rate investors right to tender period		7 days
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 1,612	7,556
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		1,136	7,287
Liabilities		(1,043)	(6,644)
Noncontrolling interests		0	0
Net assets		93	643
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,473	2,818
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		998	2,400
Liabilities		(907)	(1,800)
Noncontrolling interests		0	0
Net assets		91	600
Total secured borrowings [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		139	4,738
Securitizations and Variable Interest Entities Textual [Abstract]
Derecognized residential mortgage loans		3,800
Total secured borrowings [Member] | Residential mortgage securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		138	4,887
Liabilities		(136)	(4,844)
Noncontrolling interests		0	0
Net assets		2	43
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		14,017	6,160
Assets	[1]	13,414	5,636
Liabilities		(3,834)	(1,358)
Noncontrolling interests		(138)	(93)
Net assets		9,442	4,185
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		13,414	5,636
Liabilities		(3,834)	(1,358)
Noncontrolling interests		(138)	(93)
Net assets		9,442	4,185
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,516	1,185
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		1,516	1,185
Liabilities		0	0
Noncontrolling interests		0	0
Net assets		1,516	1,185
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		8,821
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		8,623
Liabilities		(2,819)
Noncontrolling interests		(14)
Net assets		5,790
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		3,349	4,134
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		2,974	3,654
Liabilities		(1,003)	(1,239)
Noncontrolling interests		0	0
Net assets		1,971	2,415
Consolidated VIEs [Member] | Structured asset finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets		23	54
Consolidated VIEs [Member] | Structured asset finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		13	20
Liabilities		(9)	(18)
Noncontrolling interests		0	0
Net assets		4	2
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets		142	482
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		142	482
Liabilities		(2)	0
Noncontrolling interests		(67)	0
Net assets		73	482
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets		166	305
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		146	295
Liabilities		(1)	(101)
Noncontrolling interests		(57)	(93)
Net assets		88	101
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		15,629	13,716
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		14,550	12,923
Liabilities		(4,877)	(8,002)
Noncontrolling interests		(138)	(93)
Net assets		9,535	4,828
Revolving master trust entity [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		7,500
Liabilities		(2,700)
Securitized term trust and other entities [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,200
Long-term Debt [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Private placement debt financing		6,000	6,000
Loans [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity		434	529
Available-for-sale securities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity		$ 6,100	$ 5,900

[1]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.
[2]	(4)Our consolidated liabilities at December 31, 2016 and 2015, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $33 million and $47 million; Accrued expenses and other liabilities, $107 million and $10 million; Long-term debt, $3.7 billion and $1.3 billion; and Total liabilities, $3.8 billion and $1.4 billion, respectively.